Ford Credit Auto Lease Trust 2024-B
Ford Credit Auto Lease Trust 2024-B Quarterly Supplemental Report - Payment Schedule of Remaining Leases as of September 30, 2025,

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of September 30, 2025, and the remaining payments that will be received each month on the referenced pool assuming (1) each base monthly payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of September 30, 2025, leases with a total base residual value of $28,084,338.65 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in October 2025. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of September 30, 2025,
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2025-	September	$1,109,724,120.29
	October	$1,057,624,092.48	$19,766,994.46	7.24%	$41,576,496.88	4.34%
	November	$1,025,658,697.16	$19,400,694.81	7.11%	$21,602,969.78	2.26%
	December	$984,269,585.11	$18,910,573.70	6.93%	$31,243,631.18	3.26%
2026-	January	$949,592,882.37	$18,486,097.44	6.77%	$24,602,109.74	2.57%
	February	$912,045,034.96	$18,021,445.93	6.60%	$27,641,614.04	2.89%
	March	$870,876,931.81	$17,483,960.12	6.40%	$31,478,550.90	3.29%
	April	$807,570,885.14	$16,581,781.91	6.07%	$54,166,882.58	5.66%
	May	$772,795,830.39	$16,039,101.49	5.87%	$25,637,732.14	2.68%
	June	$735,051,431.28	$15,419,788.21	5.65%	$28,929,270.53	3.02%
	July	$689,169,686.25	$14,601,411.43	5.35%	$37,562,468.66	3.92%
	August	$640,320,965.48	$13,706,496.94	5.02%	$41,032,366.76	4.28%
	September	$575,849,050.85	$12,486,735.95	4.57%	$57,457,954.48	6.00%
	October	$525,602,848.31	$11,547,395.77	4.23%	$43,620,679.34	4.56%
	November	$470,340,919.53	$10,456,236.77	3.83%	$49,298,302.19	5.15%
	December	$410,358,880.85	$9,252,810.33	3.39%	$54,749,511.70	5.72%
2027-	January	$361,955,811.10	$8,259,867.19	3.03%	$43,650,922.35	4.56%
	February	$305,513,071.53	$7,071,648.27	2.59%	$52,465,168.06	5.48%
	March	$248,750,774.64	$5,864,265.16	2.15%	$53,509,805.37	5.59%
	April	$167,642,740.46	$4,167,390.50	1.53%	$79,067,303.22	8.26%
	May	$129,215,159.44	$3,312,025.15	1.21%	$36,549,185.82	3.82%
	June	$86,864,892.67	$2,340,282.49	0.86%	$41,115,162.54	4.29%
	July	$59,265,868.95	$1,660,684.69	0.61%	$26,681,647.64	2.79%
	August	$54,717,385.40	$1,551,449.28	0.57%	$3,504,443.10	0.37%
	September	$49,701,549.24	$1,425,995.91	0.52%	$4,058,359.75	0.42%
	October	$45,213,183.43	$1,306,017.00	0.48%	$3,607,992.80	0.38%
	November	$39,251,851.39	$1,139,137.49	0.42%	$5,209,459.39	0.54%
	December	$33,015,852.03	$964,332.00	0.35%	$5,607,906.80	0.59%
2028-	January	$28,426,799.50	$838,020.54	0.31%	$4,033,929.25	0.42%
	February	$20,815,786.90	$613,649.17	0.22%	$7,240,874.70	0.76%
	March	$12,427,289.99	$365,554.91	0.13%	$8,201,222.25	0.86%
	April	$144,775.67	$4,383.29	0.00%	$12,384,546.93	1.29%
	May	$ 0.00	$ 0.00	0.00%	$146,012.30	0.02%

Total			$273,046,228.30	100.00%	$957,634,483.17	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,230,680,711.47

Ford Credit Auto Lease Trust 2023-B
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VIII and IX for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JULY 2025	Car	1	12.50%	$8,912	14.68%	27.03%
	CUV	213	35.56%	$3,286	7.25%	13.51%
	SUV	18	31.03%	$7,721	9.14%	17.64%
	Truck	175	66.29%	$5,419	8.35%	15.36%

	Total/Average	407	43.81%	$4,413	7.95%	14.75%

AUGUST 2025	Car	1	16.67%	$18,460	44.47%	111.39%
	CUV	249	37.96%	$3,555	7.91%	14.79%
	SUV	19	26.76%	$8,358	9.73%	19.35%
	Truck	178	65.44%	$5,998	9.18%	17.24%

	Total/Average	447	44.48%	$4,765	8.70%	16.37%

SEPTEMBER 2025	Car	0	0.00%	$0	0.00%	0.00%
	CUV	250	37.31%	$3,493	7.52%	14.32%
	SUV	19	32.76%	$8,407	9.64%	18.30%
	Truck	174	57.24%	$6,645	10.16%	19.30%

	Total/Average	443	42.80%	$4,942	8.88%	16.89%